Item 1. Schedule of Investments


 T. Rowe Price Global Technology Fund
 (Unaudited)                                           September 30, 2004
 PORTFOLIO OF INVESTMENTS (1)                          Shares  Value
 (Cost and value in $ 000s)

 COMMON STOCKS  94.1%
 HARDWARE  11.3%
 Consumer Electronics  0.7%
 Digital Theater Systems *                             30,000   547

                                                                547

 Enterprise Hardware  9.8%
 Dell *                                                220,000  7,832

                                                                7,832

 Imaging  0.8%
 Global Imaging Systems *                              20,000   622

                                                                622

 Total Hardware                                                 9,001

 IT SERVICES  7.3%
 IT Services  3.6%
 Infosys Technologies (INR)                            78,000   2,881

                                                                2,881

 Processors  3.7%
 ChoicePoint *                                         35,000   1,493

 Digital Insight *                                     60,000   818

 Jack Henry & Associates                               34,000   638

                                                                2,949

 Total IT Services                                              5,830

 MEDIA  15.7%
 Gaming  3.8%
 International Game Technology                         40,000   1,438

 Multimedia Games *                                    53,000   821

 WMS Industries *                                      30,000   771

                                                                3,030

 Internet  11.9%
 Amazon.com *                                          21,000   858

 CNET Networks *                                       80,000   732

 eBay *                                                18,000   1,655

 Google, Class A *                                     5,000    648

 IAC/InterActiveCorp *                                 45,000   991

 NCsoft (KRW) *                                        11,000   905

 NHN (KRW)                                             5,000    418

 Plenus (KRW)                                          50,000   575

 Sina *                                                36,000   918

 The Knot *                                            24,000   86

 Yahoo! *                                              51,000   1,730

                                                                9,516

 Total Media                                                    12,546

 SEMICONDUCTORS  21.0%
 Analog Semiconductors  8.4%
 AMIS Holdings *                                       115,000  1,555

 Analog Devices                                        32,000   1,241

 Intersil Holding, Class A                             70,000   1,115

 Maxim Integrated Products                             30,000   1,269

 National Semiconductor *                              45,000   697

 Semtech *                                             42,000   805

                                                                6,682

 Digital Semiconductors  12.6%
 Altera *                                              42,000   822

 Integrated Circuit Systems *                          55,000   1,182

 Intel                                                 130,000  2,608

 Sirf Technology Holdings *                            55,000   782

 Texas Instruments                                     110,000  2,341

 Xilinx                                                85,000   2,295

                                                                10,030

 Total Semiconductors                                           16,712

 SOFTWARE  23.3%
Applications Software  2.2%
 Cognos *                                              30,000   1,066

 FileNet *                                             30,000   524

 Websidestory *                                        18,000   166

                                                                1,756

 Consumer Software  2.6%
 Activision *                                          50,000   693

 Electronic Arts *                                     18,000   828

 Intuit *                                              12,000   545

                                                                2,066

 Infrastructure Software  10.5%
 Citrix Systems *                                      65,000   1,139

 Oracle *                                              165,000  1,861

 Red Hat *                                             440,000  5,386

                                                                8,386

 Systems Software  7.2%
 Cogent *                                              6,600    120

 I-Flex Solutions (INR)                                90,000   1,247

 Mercury Interactive *                                 45,000   1,570

 Motive *                                              30,000   337

 VERITAS Software *                                    140,000  2,492

                                                                5,766

 Technical Software  0.8%
 Cadence Design Systems *                              50,000   652

                                                                652

 Total Software                                                 18,626

 TELECOM EQUIPMENT  13.9%
 Wireless Equipment  7.4%
 LM Ericsson, Series B (SEK) *                         700,000  2,171

 Nokia (EUR)                                           100,000  1,376

 QUALCOMM                                              60,000   2,342

                                                                5,889

 Wireline Equipment  6.5%
 Cisco Systems *                                       170,000  3,077

 Corning *                                             130,000  1,441

 Juniper Networks *                                    30,000   708

                                                                5,226

 Total Telecom Equipment                                        11,115

 TELECOM SERVICES  1.6%
 Wireless-International  1.6%
 America Movil ADR, Series L                           32,000   1,249

 Total Telecom Services                                         1,249

 Total Common Stocks (Cost  $74,328)                            75,079

 PREFERRED STOCKS  4.0%
 Samsung Electronics (KRW)                             12,000   3,142

 Total Preferred Stocks (Cost  $3,155)                          3,142

 SHORT-TERM INVESTMENTS  2.4%
 Money Market Fund  2.4%
 T. Rowe Price Government Reserve
 Investment Fund 1.62% #                             1,938,001  1,938
 Total Short-Term Investments (Cost  $1,938)                    1,938

 Total Investments in Securities
 100.5% of Net Assets (Cost $79,421)                   $        80,159

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 *    Non-income producing
 ADR  American Depository Receipts
 EUR  Euro
 INR  Indian rupee
 KRW  South Korean won
 SEK  Swedish krona

The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Global Technology Fund
Unaudited
September 30, 2004
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth.

Valuation The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions Investment transactions are accounted for on the trade date.


NOTE 2 - FEDERAL INCOME TAXES
At September 30, 2004, the cost of investments for federal income tax purposes was $79,421,000. Net unrealized gain aggregated $738,000 at period-end, of which $6,909,000 related to appreciated investments and $6,171,000 related to depreciated investments.


NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     November 19, 2004



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     November 19, 2004